                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               -----

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hudson Bay Capital Management LP
Address: 120 Broadway, 40th Floor
         New York, New York 10271

Form 13F File Number: 028-12909

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles Winkler
Title: Chief Operating Officer
Phone: (212) 571-1244

Signature, Place, and Date of Signing:


/s/ Charles Winkler               New York, NY   02/12/10
------------------------------   -------------   --------
[Signature]                      [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         73
Form 13F Information Table Value Total:   $348,847
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER       TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
3COM CORP                    COM              885535104   5,261     701,500 SH          SOLE                701,500
3COM CORP                    COM              885535904       1      19,800 SH  CALL    SOLE                 19,800
A POWER ENERGY GENERAT SYS L COM              G04136100  32,847   1,795,924 SH          SOLE              1,795,924
A POWER ENERGY GENERAT SYS L COM              G04136950      40     189,500 SH  PUT     SOLE                189,500
ADVANCED BATTERY TECHNOLOG I COM              00752H102     913     228,257 SH          SOLE                228,257
AFFILIATED COMPUTER SERVICES CL A             008190100     950      15,913 SH          SOLE                 15,913
AGFEED INDUSTRIES INC        COM              00846L951      25      40,700 SH  PUT     SOLE                 40,700
ALLIED CAP CORP NEW          COM              01903Q108   3,434     951,320 SH          SOLE                951,320
AMICAS INC                   COM              001712108   1,464     269,178 SH          SOLE                269,178
ANTIGENICS INC DEL           COM              037032109     485     758,459 SH          SOLE                758,459
ATLANTIC TELE NETWORK INC    COM NEW          049079205   1,537      27,949 SH          SOLE                 27,949
BAKER HUGHES INC             COM              057224107   2,976      73,511 SH          SOLE                 73,511
BANK OF AMERICA CORPORATION  UNIT 99/99/9999  060505419  21,025   1,409,200 SH          SOLE              1,409,200
BRISTOW GROUP INC            NOTE 3.000% 6/1  110394AC7  14,168  15,350,000 PRN         SOLE             15,350,000
BURLINGTON NORTHN SANTA FE C COM              12189T104  18,254     185,090 SH          SOLE                185,090
CAPITAL ONE FINL CORP        *W EXP 11/14/201 14040H139     624      47,400 SH          SOLE                 47,400
CAPSTONE TURBINE CORP        COM              14067D952     118      89,200 SH  PUT     SOLE                 89,200
CELL THERAPEUTICS INC        COM NO PAR       150934503     584     512,573 SH          SOLE                512,573
CHATTEM INC                  COM              162456107   2,120      22,722 SH          SOLE                 22,722
CHINA TECH DEVELOPMENT GP CO SHS              G84384109     158      60,000 SH          SOLE                 60,000
CURRENCYSHARES EURO TR       EURO SHS         23130C108     763       5,339 SH          SOLE                  5,339
CURRENCYSHARES EURO TR       EURO SHS         23130C958      25      10,000 SH  PUT     SOLE                 10,000
CYTORI THERAPEUTICS INC      *W EXP 09/13/201 23283K113   5,481   1,370,165 SH          SOLE              1,370,165
CYTORI THERAPEUTICS INC      COM              23283K105     213      34,974 SH          SOLE                 34,974
DIEDRICH COFFEE INC          COM NEW          253675201   1,821      52,252 SH          SOLE                 52,252
FGX INTERNATIONAL HLDGS LTD  COM              G3396L102   1,938      98,903 SH          SOLE                 98,903
FIRST NIAGARA FINL GP INC    COM              33582V108   1,982     142,460 SH          SOLE                142,460
FORD MTR CO DEL              NOTE 4.250%12/1  345370CF5  10,263   8,090,000 PRN         SOLE              8,090,000
FORD MTR CO DEL              NOTE 4.250%11/1  345370CN8  12,633  10,000,000 PRN         SOLE             10,000,000
GENERAL STEEL HOLDINGS INC   COM              370853103     869     197,006 SH          SOLE                197,006
HECLA MNG CO                 6.5% CONV PFD    422704304   2,661      41,100 PRN         SOLE                 41,100
HEMISPHERX BIOPHARMA INC     COM              42366C103      88     157,747 SH          SOLE                157,747
ICO INC NEW                  COM              449293109     226      30,948 SH          SOLE                 30,948
IMS HEALTH INC               COM              449934108   2,261     107,340 SH          SOLE                107,340
IMS HEALTH INC               COM              449934908      90      54,200 SH  CALL    SOLE                 54,200
IMS HEALTH INC               COM              449934958      15      71,700 SH  PUT     SOLE                 71,700
INVITROGEN CORP              NOTE 2.000% 8/0  46185RAJ9  56,588  36,649,000 PRN         SOLE             36,649,000
ISTAR FINL INC               FRNT             45031UBF7  28,505  51,284,000 PRN         SOLE             51,284,000
LOEWS CORP                   COM              540424108   9,462     260,305 SH          SOLE                260,305
LORILLARD INC                COM              544147101       0      12,000 SH  CALL    SOLE                 12,000
MARVEL ENTERTAINMENT INC     COM              57383T103     369       6,826 SH          SOLE                  6,826
MPS GROUP INC                COM              553409103   4,135     300,979 SH          SOLE                300,979
NAVIOS MARITIME ACQUIS CORP  SHS              Y62159101     518      52,700 SH          SOLE                 52,700
OILSANDS QUEST INC           *W EXP 05/12/201 678046129     172     410,400 SH          SOLE                410,400
OVERTURE ACQUISITION CORP    SHS              G6830P100     440      44,000 SH          SOLE                 44,000
PEPSI BOTTLING GROUP INC     COM              713409100  10,989     293,041 SH          SOLE                293,041
PEPSIAMERICAS INC            COM              71343P200   4,651     158,962 SH          SOLE                158,962
PHOTOMEDEX INC               COM NEW          719358202       0      51,892 SH          SOLE                 51,892
POWERSHS DB US DOLLAR INDEX  DOLL INDX BULL   73936D107     688      29,800 SH          SOLE                 29,800
POWERSHS DB US DOLLAR INDEX  DOLL INDX BULL   73936D957       8      60,000 SH  PUT     SOLE                 60,000
PROLOGIS                     NOTE 2.625% 5/1  743410AS1  20,623  23,000,000 PRN         SOLE             23,000,000
PROLOGIS                     NOTE 1.875%11/1  743410AR3   4,873   5,500,000 PRN         SOLE              5,500,000
QUANTUM FUEL SYS TECH WORLDW COM              74765E109      12      10,474 SH          SOLE                 10,474
SAPIENT CORP                 COM              803062108     827     100,000 SH          SOLE                100,000
SAPPHIRE INDUSTRIALS CORP    COM              80306T109     738      73,500 SH          SOLE                 73,500
SATCON TECHNOLOGY CORP       COM              803893106      88      31,200 SH          SOLE                 31,200
SPORTS PPTYS ACQUISITION COR COM              84920F107     412      41,399 SH          SOLE                 41,399
STANLEY WKS                  COM              854616109   5,765     111,913 SH          SOLE                111,913
SWITCH & DATA FACILITIES COM COM              871043105     606      29,982 SH          SOLE                 29,982
TECK RESOURCES LTD           CL B             878742954       1      20,000 SH  PUT     SOLE                 20,000
TERRA INDS INC               COM              880915103   3,541     110,000 SH          SOLE                110,000
TERRA INDS INC               COM              880915903   1,309     624,200 SH  CALL    SOLE                624,200
TICKETMASTER ENTMT INC       COM              88633P302   3,670     300,304 SH          SOLE                300,304
TRIAN ACQUISITION I CORP     COM              89582E108   5,506     559,536 SH          SOLE                559,536
UAL CORP                     NOTE 6.000%10/1  902549AJ3   4,974   3,000,000 PRN         SOLE              3,000,000
UNITED STATES NATL GAS FUND  UNIT             912318102  15,493   1,537,047 SH          SOLE              1,537,047
UNITED STATES NATL GAS FUND  UNIT             912318952   1,363   1,015,000 SH  PUT     SOLE              1,015,000
VARIAN INC                   COM              s           5,803     112,589 SH          SOLE                112,589
VERIZON COMMUNICATIONS INC   COM              92343V104   1,325      40,000 SH          SOLE                 40,000
VERIZON COMMUNICATIONS INC   COM              92343V954     473      50,000 SH  PUT     SOLE                 50,000
VIRNETX HOLDING CORP         COM              92823T108     880     299,231 SH          SOLE                299,231
XTO ENERGY INC               COM              98385X106   5,235     112,500 SH          SOLE                112,500
ZOOM TECHNOLOGIES INC        COM NEW          98976E301     492      79,619 SH          SOLE                 79,619